MARKETABLE SECURITIES - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended				3 Months Ended		12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of Equity Method Investments [Line Items]
Secured debt, repurchase agreements						$ 7,700		$ 7,700
Shares committed	$ 7,323					$ 8,392	$ 7,323	8,392
Gain (loss) from marketable securities reclassified to Consolidated Statement of Operations							0	0	$ 571
Avance Gas
Schedule of Equity Method Investments [Line Items]
Unrealized gain (loss) on investments							1,900	(600)
Golden Ocean
Schedule of Equity Method Investments [Line Items]
Unrealized gain (loss) on investments							$ (400)	$ (2,500)
Number of shares held (in shares)	1,300,000					1,300,000	1,300,000	1,300,000
Proceeds from sale of marketable securities	$ 7,200	$ 7,600	$ 6,700	$ 6,600
Forward contract, number of shares to be repurchased (in shares)	1,300,000	1,300,000	1,300,000	1,300,000
Secured debt, repurchase agreements	$ 7,200	$ 7,600	$ 6,700	$ 6,600	$ 6,600		$ 7,200
Payments to acquire marketable securities	500	$ 1,200	$ 100	$ 1,000
Liability for marketable securities transaction	$ 7,300						7,300
DHT Holdings
Schedule of Equity Method Investments [Line Items]
Unrealized gain (loss) on investments									3,000
Proceeds from sale of marketable securities								$ 17,800	$ 27,400
Number of shares disposed (in shares)								4,700,000	6,200,000
Available for sale securities, number of shares acquired (in shares)									10,900,000
Payments to acquire available for sale securities									$ 46,100
Marketable securities, gain (loss)								$ 1,000	1,100
Gain (loss) from marketable securities reclassified to Consolidated Statement of Operations									$ 600
SFL
Schedule of Equity Method Investments [Line Items]
Unrealized gain (loss) on investments							$ 300	$ (400)
Number of shares held (in shares)	100,000					100,000	100,000	100,000
Avance Gas
Schedule of Equity Method Investments [Line Items]
Marketable securities (in shares)							442,384	442,384	442,384
SFL
Schedule of Equity Method Investments [Line Items]
Marketable securities (in shares)							73,165	73,383
Golden Ocean
Schedule of Equity Method Investments [Line Items]
Marketable securities (in shares)							1,270,657	1,270,657
Proceeds from sale of marketable securities					$ 7,700	$ 7,700	$ 7,600	$ 7,700
Number of shares disposed (in shares)						1,300,000	1,300,000	1,300,000
Shares committed						$ 7,600		$ 7,600
Number of shares pledged to creditors (in shares)	1,260,358						1,260,358